Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2012	$ 362,792	$ 448	$ 287,602	$ 74,750	$ (8)
Balance (in shares) at Dec. 31, 2012		44,803,735
Shares issued on exercise of options (in shares)	469,000	469,000
Shares issued on exercise of options	$ 2,598	$ 5	2,593
Stock-based compensation expenses	1,536		1,536
Consolidated net income (loss)	297			297
Cash dividends declared ($0.08 per share)	(3,622)			(3,622)
Cash dividend paid	(211)			(211)
Balance at Dec. 31, 2013	$ 363,390	$ 453	291,731	71,214	(8)
Balance (in shares) at Dec. 31, 2013		45,272,735
Shares issued on exercise of options (in shares)	15,000	15,000
Shares issued on exercise of options	$ 89		89
Cancellation of shares	(17,880)	$ (27)	(17,853)
Cancellation of shares (in shares)		(2,669,413)
Stock-based compensation expenses	309		309
Consolidated net income (loss)	(25,588)			(25,588)
Cash dividends declared ($0.08 per share)	(3,409)			(3,409)
Cash dividend reversal	41			41
Balance at Dec. 31, 2014	$ 316,952	$ 426	274,276	42,258	(8)
Balance (in shares) at Dec. 31, 2014		42,618,322
Shares issued on exercise of options (in shares)	600,000	600,000
Shares issued on exercise of options	$ 3,996	$ 6	3,990
Cancellation of shares	(36,736)	$ (65)	(36,671)
Cancellation of shares (in shares)		(6,518,750)
Stock-based compensation expenses	1,685		1,685
Consolidated net income (loss)	(13,158)			(13,158)
Cash dividends declared ($0.08 per share)	(2,936)			(2,936)
Cash dividend reversal	179			179
Accumulated other comprehensive loss	(4,417)				(4,417)
Balance at Dec. 31, 2015	$ 265,565	$ 367	$ 243,280	$ 26,343	$ (4,425)
Balance (in shares) at Dec. 31, 2015		36,699,572